REVENUE (Details) - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenue [abstract]
Revenue from supply of energy (a)		R$ 30,158	R$ 29,619	R$ 26,432
Revenue from use of the electricity distribution systems (TUSD)		3,685	3,448	3,022
CVA and Other financial components (b)		(1,147)	2,146	455
Reimbursement of PIS/Pasep and Cofins over ICMS credits to customers- realization	[1]	2,360	1,317	266
Transmission revenue
Transmission operation and maintenance revenue (c)		413	355	280
Transmission construction revenue (c)		407	252	201
Interest revenue arising from the financing component in the transmission contract asset (c) (Note 15)		575	660	438
Generation indemnity revenue (Note 14.1)		47
Distribution construction revenue		3,246	1,852	1,436
Adjustment to expectation of cash flow from indemnifiable financial assets of distribution concession		39	54	16
Revenue on financial updating of the Concession Grant Fee (e)		467	523	347
Transactions in energy on the CCEE (f)		183	1,157	154
Mechanism for the sale of surplus (g)		453	453	234
Supply of gas		4,529	3,470	2,011
Fine for violation of service continuity indicator		94	70	51
Advances for services provided	[2]		154
PIS/Pasep and Cofins credits to be refunded to consumers		(830)
Other operating revenues (h)		2,658	1,935	1,709
Deductions on revenue (i)		(12,686)	(13,679)	(11,722)
Net revenue		R$ 34,463	R$ 33,646	R$ 25,228

[1]	For more information, see Note 9a.
[2]	Refers to the negotiation with free consumers that resulted in the anticipation of revenue related to the provision of commercialization services by the subsidiary ESCEE.